UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                     [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Holding Management LLC
Address:   220 Fifth Avenue
           New York, NY  10001

Form 13F File Number: 28-11381

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Member
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart Rosenberg            New York,  New York            August 10, 2006

Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[ X ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-10027                   Rexford Offshore, L.L.C.

          28-2826                    Marcus Schloss & Co., Inc.

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:   14

Form 13F Information Table Value Total:   $99,479


List of Other Included Managers:

      No.     Form 13F File Number        Name

      02      28-10027                    Rexford Offshore, L.L.C.

      03      28-2826                     Marcus Schloss & Co., Inc.

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
                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----

Andrew Corp                             Com       034425108    3,303     372,800 Sh        Defined      02,03     372,800   0    0
Aviall Inc                              Com       05366B102   11,234     236,400 Sh        Defined      02,03     236,400   0    0
Comcast Corp New                     Cl A Spl     20030N200    2,471      75,388 Sh        Defined      02,03      75,388   0    0
Commercial Capital Bancorp Inc          Com       20162L105    6,390     405,700 Sh        Defined      02,03     405,700   0    0
Diagnostic Products Corp                Com       252450101   13,292     228,500 Sh        Defined      02,03     228,500   0    0
Enzon Pharmaceuticals Inc               Com       293904108    8,288   1,099,253 Sh        Defined      02,03   1,099,253   0    0
Golden West Financial Corp              Com       381317106    9,394     126,600 Sh        Defined      02,03     126,600   0    0
Intel Corp                              Com       458140100    2,850     150,000 Sh        Defined      02,03     150,000   0    0
Kerr McGee Corp                         Com       492386107    6,533      94,200 Sh        Defined      02,03      94,200   0    0
Laserscope                              Com       518081104    5,401     175,300 Sh        Defined      02,03     175,300   0    0
Maverick Tube Corp                      Com       577914104    4,752      75,200 Sh        Defined      02,03      75,200   0    0
Sears Holdings Corp                     Com       812350106    1,553      10,000 Sh        Defined      02,03      10,000   0    0
Serologicals Corp                       Com       817523103   17,553     558,300 Sh        Defined      02,03     558,300   0    0
Univision Communications Inc           Cl A       914906102    6,465     193,000 Sh        Defined      02,03     193,000   0    0